INVENTORY	12 Months Ended
Dec. 31, 2023
INVENTORY
INVENTORY

NOTE 6: - INVENTORIES

	December 31,
	2023	2022
Raw materials and work in progress	$26,703	$27,307
Finished goods	57,403	42,923
Total	$84,106	$70,230

Write down to reduce inventories to net realizable value as of December 31, 2023 and 2022 amounted to $2,965 and $2,236, respectively.